Equity (Details) - Warrant [Member] - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Beginning balance of warrants outstanding, Number of shares	359,727	8,500,000	8,500,000
Expiration of IPO warrants, Number of shares		(8,500,000)
Grants of private placement warrants, Number of shares		359,727
Grants of registered direct offering warrants, Number of shares	1,809,420
Grants of placement agent warrants, Number of shares	227,600
Ending balance of warrants outstanding, Number of shares	2,396,747	359,727	8,500,000	8,500,000
Balance of warrants outstanding, Weighted average life	4 years 8 months 5 days	4 years 4 months 20 days	5 months 20 days	1 year 5 months 20 days
Grants of private placement warrants, Weighted average life		5 years
Grants of registered direct offering warrants, Weighted average life	5 years
Grants of placement agent warrants, Weighted average life	5 years
Balance of warrants outstanding, Expiration dates			Dec. 18, 2017	Dec. 18, 2017
Grants of private placement warrants, Expiration dates		Nov. 20, 2022
Grants of registered direct offering warrants, Expiration dates	May 23, 2024
Grants of placement agent warrants, Expiration dates	May 23, 2024